BUSINESS ACQUISITION (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Bluewater Gandria	Dec. 31, 2012 Bluewater Gandria	Jan. 18, 2012 Bluewater Gandria	Jul. 31, 2008 Bluewater Gandria	Dec. 31, 2011 Bluewater Gandria
Business acquisition:
Percentage of voting interest acquired	50.00%	50.00%	50.00%	50.00%
Purchase consideration - cash			$ 19,500,000
Previously held equity interest			50.00%
Revenue from acquisition	0
Net loss from acquisition	14,600,000
Pro forma revenue		0
Pro forma net loss		15,300,000
Equity method investment, net loss					$ 700,000